LOANS RECEIVABLE FROM AFFILIATES - Narrative (Details) $ in Millions, $ in Billions	Mar. 15, 2022 USD ($)	Mar. 15, 2022 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2017 MXN ($)
Revolving credit facility | Line of credit | Joint venture | Sur de Texas
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity							$ 21.3
Amount		$ 1,200,000,000
Inter-affiliate debt issuance	$ 938	$ 1,200,000,000
Coastal GasLink | Canadian Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage			35.00%
Coastal GasLink | Subordinated debt | Subordinated Loan Agreement | Related party
Loans and Leases Receivable Disclosure [Line Items]
Other receivables			$ 2,520,000,000		$ 250,000,000	$ 238,000,000
Impairment during the year			(2,020,000,000)		(250,000,000)
Coastal GasLink | Revolving credit facility | Line of credit
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity			100,000,000		100,000,000
Other receivables			0
Coastal GasLink | Coastal GasLink | Subordinated debt | Subordinated Loan Agreement
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity			$ 3,375,000,000	$ 2,020,000,000	$ 1,262,000,000
Sur de Texas | Mexico Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage			60.00%